Financial Instruments and Risk Management - Additional Information (Detail) - GBP (£)	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Minimum percentage of fixed rate debt on total debt	70.00%
Description of reasonable benchmarks for performing sensitivity analysis	For interest, a 1% increase in interest rates and parallel shift in yield curves across Sterling, US Dollar and Euro currencies. – For foreign exchange, a 10% strengthening/weakening in Sterling against other currencies.
Percentage of reasonably possible increase in interest rate assumption	1.00%
Percentage of reasonably possible increase decrease in Sterling against other currencies	10.00%
Impact on net annual finance expense due to a 1% change in interest rate	£ 143,000,000		£ 108,000,000	£ 123,000,000
Percentage of interest accrued	0.25%
Notional value of debt outstanding	£ 1,900,000,000
Expected change in financial expenses	10,000,000
Term debt	2,298,000,000	[1]	2,791,000,000	3,756,000,000
Energy Derivative Contract [Member] | Designated in a Cash Flow Hedge [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Loss on energy contract deferred	8,000,000
Fair value of the energy derivative	1,000,000		8,000,000	0
Currency Swap Contract and Interest Rate Swap [Member] | Credit Support Agreements [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Fair value notional amount	3,162,000,000
Net cash inflow from netting and credit support agreements	220,000,000		100,000,000	79,000,000
Individually Insignificant Counterparties [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Cash collateral held	492,000,000		702,000,000	553,000,000
Non-Financial Assets [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Non-current trade and other receivables	317,000,000		360,000,000	218,000,000
Prepayments and Other Receivables [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Non-current trade and other receivables	1,496,000,000		1,106,000,000	1,103,000,000
Debt Maturing in September 2021 [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Undrawn committed borrowing facilities	£ 2,100,000,000		£ 2,100,000,000	£ 1,500,000,000
Debt maturity	September 2021
2018 [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Term debt	£ 1,600,000,000

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements